Retirement-Related Benefit Plans' Impact on Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 27,056	$ 25,950	$ 19,906
Interest cost	18,039	16,240	15,307
Expected return on plan assets	(20,761)	(17,431)	(17,416)
Prior service cost	334	348	352
Net actuarial losses recognized	13,222	16,888	8,510
Curtailment/settlement (gains) losses		72
Net Pension Cost	37,890	42,067	26,659
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,375	4,337	3,731
Interest cost	7,382	7,246	8,076
Expected return on plan assets	(8,411)	(7,715)	(7,867)
Prior service cost	19	7	10
Net actuarial losses recognized	2,448	2,771	2,169
Curtailment/settlement (gains) losses	44	234
Net Pension Cost	$ 5,857	$ 6,880	$ 6,119